Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Abstract]
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

24.    Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On March 1, 2024, the Company entered into a securities purchase agreement with an accredited investor in connection with the issuance and sale by the Company in a Registered Direct Offering of 367,870 Common Shares at a purchase price of $0.20544 per share, and pre-funded warrants to purchase 361,972 Common Shares at a purchase price of $0.20534 per pre-funded warrant, and the exercise price of each pre-funded warrant is $0.0001 per share, pursuant to the Company’s effective shelf registration statement on Form F-3 (File No. 333-276577) and a related base prospectus, together with the related prospectus supplement dated as of March 1, 2024, filed with the Securities and Exchange Commission. The pre-funded warrants were immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the pre-funded warrant. The closing of the issuance of the Common Shares and pre-funded warrants occurred on March 4, 2024. The gross proceeds from the offering were approximately $150,000 before deducting the financial advisor’s fees and other estimated expenses relating to such offering. As of the date of this prospectus, all of the pre-funded warrants have been exercised in accordance with their terms.

On March 4, 2024, the Company entered into a securities purchase agreement with an accredited investor in connection with the issuance and sale by the Company in a Registered Direct Offering of 367,870 Common Shares at a purchase price of $0.16872 per share, and pre-funded warrants to purchase 373,002 Common Shares at a purchase price of $0.16862 per pre-funded warrant, and the exercise price of each pre-funded warrant is $0.0001 per share, pursuant to the Company’s effective shelf registration statement on Form F-3 (File No. 333-276577) and a related base prospectus, together with the related prospectus supplement dated as of March 4, 2024, filed with the Securities and Exchange Commission. The pre-funded warrants were immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the pre-funded warrant. The closing of the issuance of the Common Shares and pre-funded warrants occurred on March 5, 2024. The gross proceeds from the offering were approximately $125,000 before deducting the financial advisor’s fees and other estimated expenses relating to such offering. As of the date of this prospectus, all of the pre-funded warrants have been exercised in accordance with their terms.

Sale of RPK:

On February 28, 2024, the Company entered in a definitive share purchase agreement with Somai, Cannahealth and Holigen. Under the terms of the share purchase agreement, Somai is acquiring all of the shares of RPK for a consideration of $2,000,000, subject to certain closing conditions, customary representations and warranties, covenants and indemnification obligations.

24.    Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On March 1, 2024, the Company entered into a securities purchase agreement with an accredited investor in connection with the issuance and sale by the Company in a Registered Direct Offering of 367,870 Common Shares at a purchase price of $0.20544 per share, and pre-funded warrants to purchase 361,972 Common Shares at a purchase price of $0.20534 per pre-funded warrant, and the exercise price of each pre-funded warrant is $0.0001 per share, pursuant to the Company’s effective shelf registration statement on Form F-3 (File No. 333-276577) and a related base prospectus, together with the related prospectus supplement dated as of March 1, 2024, filed with the Securities and Exchange Commission. The pre-funded warrants were immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the pre-funded warrant. The closing of the issuance of the Common Shares and pre-funded warrants occurred on March 4, 2024. The gross proceeds from the offering were approximately $150,000 before deducting the financial advisor’s fees and other estimated expenses relating to such offering. As of the date of this prospectus, all of the pre-funded warrants have been exercised in accordance with their terms.

On March 4, 2024, the Company entered into a securities purchase agreement with an accredited investor in connection with the issuance and sale by the Company in a Registered Direct Offering of 367,870 Common Shares at a purchase price of $0.16872 per share, and pre-funded warrants to purchase 373,002 Common Shares at a purchase price of $0.16862 per pre-funded warrant, and the exercise price of each pre-funded warrant is $0.0001 per share, pursuant to the Company’s effective shelf registration statement on Form F-3 (File No. 333-276577) and a related base prospectus, together with the related prospectus supplement dated as of March 4, 2024, filed with the Securities and Exchange Commission. The pre-funded warrants were immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the pre-funded warrant. The closing of the issuance of the Common Shares and pre-funded warrants occurred on March 5, 2024. The gross proceeds from the offering were approximately $125,000 before deducting the financial advisor’s fees and other estimated expenses relating to such offering. As of the date of this prospectus, all of the pre-funded warrants have been exercised in accordance with their terms.

Sale of RPK:

On February 28, 2024, the Company entered in a definitive share purchase agreement with Somai, Cannahealth and Holigen. Under the terms of the share purchase agreement, Somai is acquiring all of the shares of RPK for a consideration of $2,000,000, subject to certain closing conditions, customary representations and warranties, covenants and indemnification obligations.